ORDINARY SHARES (Details) ¥ in Thousands, $ in Thousands			9 Months Ended
	Mar. 19, 2019 USD ($) shares	Mar. 19, 2019 CNY (¥) shares	Sep. 30, 2019 CNY (¥) shares	Sep. 30, 2018 CNY (¥)	Dec. 31, 2018 shares
Ordinary shares
Net proceeds from issuance of ordinary shares	$ 444,699	¥ 2,982,242	¥ 2,982,242	¥ 1,283,308
ADS
Ordinary shares
Ordinary shares issued (in shares)	13,731,343	13,731,343
ADS | Over-Allotment Option
Ordinary shares
Ordinary shares issued (in shares)	1,791,044	1,791,044
Class A
Ordinary shares
Ordinary shares issued (in shares)	109,850,744	109,850,744
Common stock, outstanding shares (in shares)			1,098,292,941		939,479,307
Class A | Over-Allotment Option
Ordinary shares
Ordinary shares issued (in shares)	14,328,352	14,328,352
Class B
Ordinary shares
Common stock, outstanding shares (in shares)			67,590,336		67,590,336